SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	13 Months Ended
Dec. 31, 2021
Statement [Line Items]
Property Plant And Equipment Useful Lives	term of the lease
Equipment [member] | Maximum [member]
Statement [Line Items]
Property Plant And Equipment Useful Life	5 years
Equipment [member] | Minimum [member]
Statement [Line Items]
Property Plant And Equipment Useful Life	3 years